Convertible Debentures (Tables)	6 Months Ended
Jun. 30, 2022
Convertible Debentures
Schedule of Fair Value Assumptions of Conversion Features

The fair value of the conversion features was determined based on the Black-Scholes Option Pricing Model using the following weighted average assumptions:

2020
Risk-free interest rate	0.13%
Expected life (years)	1.01
Expected volatility	228%
Dividend yield	0%

Schedule of Convertible Debt and Embedded Derivative Conversion

A continuity of convertible debt and the embedded derivative conversion feature for the six months ended June 30, 2022 is as follows:

	Host debt instrument	Embedded conversion feature	Total

Balance, December 31, 2020	11,027	80,342	91,369
Accretion	19,943	-	19,943
Conversion	(30,970)	(80,342)	(111,312)
Balance, December 31, 2021 & June 30, 2022	$-	$-	$-